Income Taxes	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 18: INCOME TAXES

Marshall Islands, Cayman Islands, British Virgin Islands, and Hong Kong, do not impose a tax on international shipping income. Under the laws of these countries, the countries of incorporation of the Company and its subsidiaries and /or vessels’ registration, the companies are subject to registration and tonnage taxes which have been included in the daily management fee.

In accordance with the currently applicable Greek law, foreign flagged vessels that are managed by Greek or foreign ship management companies having established an office in Greece are subject to duties towards the Greek state which are calculated on the basis of the relevant vessels’ tonnage. The payment of said duties exhausts the tax liability of the foreign ship owning company and the relevant manager against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel. In case that tonnage tax and/or similar taxes/duties are paid to the vessel’s flag state, these are deducted from the amount of the duty to be paid in Greece.

The amount included in Navios Acquisition’s statements of operations related to the Greek Tonnage tax for the six months ended June 30, 2020,and 2019 was $959 and $399, respectively, and for the three months ended June 30, 2020 and 2019, was $69 and $233, respectively.

Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S. corporations. All the Navios Acquisition’s ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. Subject to proposed regulations becoming finalized in their current form, the management of Navios Acquisition believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like Navios Acquisition, the second criterion can also be satisfied based on the trading volume and ownership of the Company’s shares, but no assurance can be given that this will remain so in the future.